NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLES
	December 31, 2025	September 30, 2025
Accounts receivable	$1,385,960	$57,365
Less: allowance for credit losses	-	(2,107)
Accounts receivable, net	1,385,960	55,258

	September 30, 2025	September 30, 2024
Accounts receivable	$57,365	$3,450,141
Less: allowance for credit losses	(2,107)	(3,450,141)
Accounts receivable, net	55,258	-

SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR CREDIT LOSSES

The movements in the allowance for credit losses are as follows:

	December 31, 2025	September 30, 2025
Balance at beginning of the year	$(2,107)	$(3,450,141)
Additions	-	(2,098)
Foreign currency translation	306	(9)
Write-offs	1,801	3,450,141
Balance at end of the year	-	(2,107)

The movements in the allowance for credit losses are as follows:

	September 30, 2025	September 30, 2024
Balance at beginning of the year	$(3,450,141)	$-
Additions	(2,098)	(3,450,141)
Foreign currency translation	(9)	-
Write-offs	3,450,141	-
Balance at end of the year	(2,107)	(3,450,141)

SCHEDULE OF INVENTORY

Inventories, net consisted of the following:

	December 31, 2025	September 30, 2025
Raw materials	$-	$12,799,608
Finished goods	157	154
Total inventories, gross	157	12,799,762
Less: inventory write-down	-	(906,444)
Inventories, net	157	11,893,318

	September 30, 2025	September 30, 2024
Raw materials	$12,799,608	$5,289,238
Finished goods	154	74,295
Total inventories, gross	12,799,762	5,363,533
Less: inventory write-down	(906,444)	(815,498)
Inventories, net	11,893,318	4,548,035

SCHEDULE OF MOVEMENTS IN INVENTORIES

The movements in the inventories write-down were as follows:

	December 31, 2025	September 30, 2025
Balance at beginning of the year	$(906,444)	$(815,498)
Additions		(902,776)
Foreign currency translation	131,581	(3,668)
Write-offs	774,863	815,498
Balance at end of the year	-	(906,444)

The movements in the inventories write-down are as follows:

	September 30, 2025	September 30, 2024
Balance at beginning of the year	$(815,498)	$-
Additions	(902,776)	(815,498)
Foreign currency translation	(3,668)	-
Write-offs	815,498	-
Balance at end of the year	(906,444)	(815,498)

SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of December 31, 2025 and September 30, 2025 were comprised of the following:

	December 31, 2025	September 30, 2025
Prepaid expenses	$-	$291,445
Prepaid tax(1)	1,285,400	1,286,205
Advances to suppliers(2)	399,889	1,458,569
Deferred equity issuance cost	-	1,797,500
Other current assets	82,611	114,303
Total	1,767,900	4,948,022

(1)	Prepaid tax represents input value-added tax (“VAT”) paid in advance for which the related VAT invoices had not yet been received as of the reporting date. Subsequent to period end, the Company received a portion of the outstanding invoices, and management expects to obtain the remaining invoices within six months. Accordingly, management believes the prepaid tax balance is fully recoverable.

(2)	As of December 31, 2025, the total amount paid to suppliers was $399,889, of which $281,822 represented advances to Beijing Yingtian Huyu Technology Co., Ltd. The Company is currently evaluating the SaaS live-streaming system of Beijing Yingtian Huyu Technology Co., Ltd., and the implementation plan for any subsequent advances is expected to be determined in 2026.

Prepaid expenses and other current assets at September 30, 2025 and 2024 were comprised of the following:

	September 30, 2025	September 30, 2024
Prepaid expenses	$291,445	$197,217
Prepaid tax(1)	1,286,205	-
Advances to suppliers(2)	1,458,569	-
Deferred equity issuance cost(3)	1,797,500	-
Other current assets	114,303	185,431
Total	4,948,022	382,648

(1)	Prepaid tax represents input value-added tax (“VAT”) paid in advance for which the related VAT invoices had not yet been received as of the reporting date. Subsequent to period end, the Company received a portion of the outstanding invoices, and management expects to obtain the remaining invoices within six months. Accordingly, management believes the prepaid tax balance is fully recoverable.

(2)	Advances to suppliers totaled $1,458,569, of which $1,404,745 related to a prepayment made to Daren (Beijing) Biomedical Technology Co., Ltd. for the procurement of inventory pursuant to a purchase agreement entered into during the year. Subsequent to September 30, 2025, the purchase agreement was mutually terminated, and the supplier refunded the full prepayment amount of $1,404,745 to the Company in November 2025. As of the date of these financial statements, no amounts remained outstanding related to this advance.

(3)	On July 1, 2025, the Company entered into a consulting agreement providing for total professional fees of $5.5 million in connection with the Company’s August 25, 2025 private placement financing of 500 bitcoins (aggregate consideration of $55,000,000). The consulting fee was payable in up to 220,000,000 shares of common stock. At the transaction date, the Company did not have sufficient authorized shares to issue the full 220,000,000 shares. Accordingly, 148,100,000 shares were issued on a pro-rata basis using the Company’s available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital. As of September 30, 2025, $1,797,500 of the total $5.5 million consulting fee, representing the portion attributable to the 71,900,000 shares not yet issued and therefore had not been settled in equity. Accordingly, this amount was recorded as Other current assets – deferred equity issuance costs.

SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2025 and September 30, 2025:

	December 31, 2025	September 30, 2025
Machinery & Equipment	$31,362	$30,910
Vehicles	-	-
Gross property and equipment	31,362	30,910
Less: accumulated depreciation	(30,040)	(28,710)
Less: reclassification to assets held for sale	-	-
Less: disposal of property and equipment	-	-
Net property and equipment	1,322	2,200

Property and equipment consisted of the following as of September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Machinery & Equipment	$30,910	$1,465,566
Vehicles	-	57,431
Gross property and equipment	30,910	1,522,997
Less: accumulated depreciation	(28,710)	(1,127,820)
Less: reclassification to assets held for sale	-	(214,709)
Less: disposal of property and equipment	-	(178,200)
Net property and equipment	2,200	2,268

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASE

As of December 31, 2025, the Company’s operating leases had a weighted-average remaining lease term of one year and a weighted-average discount rate of 3%. Other information related to the Company’s operating leases is as follows:

Right-of-Use Assets	Amount
ROU asset – September 30, 2025	$20,340
ROU assets added during the year	27,852
Amortization during the period	(19,441)
ROU asset – December 31, 2025	$28,751

Lease Liabilities	Amount
Lease liability – September 30, 2025	$13,346
Lease liability added during the year	14,033
Reduction during the period	(13,346)
Lease liability – December 31, 2025	$14,033

Lease Liabilities by Maturity	Amount
Lease Liability – Short-Term	$14,033
Lease Liability – Long-Term	-
Lease Liability – Total	$14,033

As of September 30, 2025, the Company’s operating leases had a weighted-average remaining lease term of one year and a weighted-average discount rate of 3%. Other information related to the Company’s operating leases is as follows:

Right-of-Use Assets	Amount
ROU asset – October 1, 2024	$99,746
ROU assets added during the year	38,750
Amortization during the year	(118,156)
ROU asset – September 30, 2025	$20,340

Lease Liabilities	Amount
Lease liability – October 1, 2024	$100,962
Lease liability added during the year	38,750
Reduction during the year	(126,366)
Lease liability – September 30, 2025	$13,346

Lease Liabilities by Maturity	Amount
Lease Liability – Short-Term	$13,346
Lease Liability – Long-Term	-
Lease Liability – Total	$13,346

SCHEDULE OF CASH AND NON-CASH ACTIVITIES OF LEASES

The following table summarizes the Company’s operating lease cost, short-term lease cost, and related cash flow information for the three months ended December 31, 2025:

Operating lease expenses	$19,441
Short-term lease expenses	3,502
Cash paid for amounts included in the measurement of lease liabilities	19,215
Lease amortization	19,441
Interest portion	537

The following table summarizes the Company’s operating lease cost, short-term lease cost, and related cash flow information for the year ended September 30, 2025:

Operating lease expenses	$117,593
Short-term lease expenses	3,451
Cash paid for amounts included in the measurement of lease liabilities	85,797
Right-of-use assets obtained in exchange for new operating lease liabilities	38,750
Lease amortization	117,593
Interest portion	2,920

SCHEDULE OF INTANGIBLE ASSETS

The following table summarizes the Company’s intangible assets as of December 31, 2025:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	140,000	(140,000)	-
Software	33,499	(32,103)	1,396
Total	173,499	(172,103)	1,396

The following table summarizes the Company’s intangible assets as of September 30, 2025:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$140,000	$(140,000)	$-
Software	33,016	(30,815)	2,201
Total	173,016	(170,815)	2,201

The following table summarizes the Company’s intangible assets as of September 30, 2025:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$140,000	$(140,000)	$-
Software	33,016	(30,815)	2,201
Total	173,016	(170,815)	2,201

The following table summarizes the Company’s intangible assets as of September 30, 2024:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$140,000	$(60,000)	$80,000
Total	140,000	(60,000)	80,000

SCHEDULE OF BITCOIN ACTIVITY

The following table is a summary of the Company’s Bitcoin activities during the year ended December 31, 2025:

Amount
Beginning balance at September 30, 2025	$57,024,465
Increase in digital assets - Bitcoin	24,456,952
Decrease in digital assets - Bitcoin	-
Net change in fair value	(17,502,596)
Ending balance as of September 30, 2025	$63,978,821

4.8 ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2025 and September 30, 2025 were as follows:

	December 31, 2025	September 30, 2025
Accounts payable	$1,788,527	$429,322
Accrued expenses	1,072,282	1,034,822
Total	2,860,809	1,464,144

The following table is a summary of Bitcoin activity during the year ended September 30, 2025:

Amount
Beginning balance at September 30, 2024	$-
Receipts from issuance of common stock (Bitcoin contribution)	55,000,000
Net change in fair value	2,024,465
Ending balance at September 30, 2025	$57,024,465

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2025 and September 30, 2025 were as follows:

	December 31, 2025	September 30, 2025
Accounts payable	$1,788,527	$429,322
Accrued expenses	1,072,282	1,034,822
Total	2,860,809	1,464,144

Accounts payable and accrued expenses as of September 30, 2025 and 2024 are as follows:

	September 30, 2025	September 30, 2024
Accounts payable	$429,322	$1,098,582
Accrued expenses	1,034,822	1,141,755
Total	1,464,144	2,240,337

SCHEDULE OF OTHER CURRENT LIABILITIES

Other current liabilities consisted of the following:

	December 31, 2025	September 30, 2025
Advances received for equity subscriptions(1)	$160,066	$18,134,657
Provision for liabilities related to directors’ litigation(2)	222,062	222,062
Professional service fees payable – Bitcoin transaction(3)	3,333,579	3,663,269
Others	630,439	230,602
Total	4,346,146	22,250,590

(1)	Advances received for equity subscriptions

Advance receipts for equity subscriptions are as follows: $129,662.80 for a share subscription by Mr. Sooncha Kim, $29,994.20 for a share subscription by Mr. Kenji Hashimoto, $100 for a share subscription by Mr. Jiang Shelei, and $308.69 for a share subscription by Beijing Fukesi Technology Co., Ltd.

(2)	Provision for liabilities related to directors’ litigation

The provision for liabilities related to directors’ litigation of $222,062 represents management’s estimate of costs associated with ongoing legal proceedings involving certain directors as of September 30, 2025.

(3)	Professional service fees payable – Bitcoin transaction

The professional service fees payable of $3,333,579 relate to a financial advisory services agreement executed on July 1, 2025, between the Company and Sunflower Tech Limited, in connection with a Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million. As of December 31, 2025 and September 30, 2025, the remaining payable balances of the Company were $3,333,579 and $3,663,269 respectively.

Other current liabilities consisted of the following:

	September 30, 2025	September 30, 2024
Advances received for equity subscriptions(1)	$18,134,657	$159,657
Provision for liabilities related to directors’ litigation(2)	222,062	-
Professional service fees payable – Bitcoin transaction(3)	3,663,269	-
Others	230,602	426,516
Total	22,250,590	586,173

(1)	Advances received for equity subscriptions

Advances received for equity subscriptions include $159,657 relating to a share subscription by Mr. Kim, and $17,975,000 representing subscription funds received in connection with Bitcoin-related investments.

The issuance of shares relating to Mr. Kim’s equity subscription has been placed on hold due to ongoing litigation between Mr. Kim and the Company. Management intends to resolve the equity subscription upon conclusion of the legal proceedings.

With respect to the Bitcoin-related equity subscriptions, on September 25, 2025, the Company’s board of directors approved an increase in the authorized number of common shares from 200,000,000 to 600,000,000 shares. In October 2025, the Company amended its Articles of Incorporation to effect the increase. Following the amendment, 71,900,000 shares were issued and recorded as outstanding in the Company’s stockholder register.

As the authorization and issuance of these shares occurred after September 30, 2025, the transaction represents a non-recognized subsequent event in accordance with ASC 855. Accordingly, the transaction has not been reflected in the consolidated financial statements as of September 30, 2025, but has been disclosed.

(2)	Provision for liabilities related to directors’ litigation

The provision for liabilities related to directors’ litigation of $222,062 represents management’s estimate of costs associated with ongoing legal proceedings involving certain directors as of September 30, 2025.

(3)	Professional service fees payable – Bitcoin transaction

The professional service fees payable of $3,663,269 relate to a financial advisory services agreement executed on July 1, 2025, between CIMG INC and Sunflower Tech Limited, in connection with a Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.

As of September 30, 2025, the Company had directly paid $1,136,096, and its subsidiary, Zhongyan Shangyue Technology Co., Ltd., had paid $700,635 on the Company’s behalf, resulting in cumulative payments of $1,836,731. Accordingly, the remaining payable balance of $3,663,269 was recognized as a current liability as of September 30, 2025.

Subsequent to September 30, 2025, professional service fees totaling $189,689.85 were paid.

SCHEDULE OF TAX PAYABLE

As of December 31, 2025 and September 30, 2025, taxes payable amounted to $2,398,303 and $1,314,686, respectively.

	December 31, 2025	September 30, 2025
Accrued sales taxes payable	$2,394,591	$1,311,578
Other tax payable	3,712	3,108
Total	2,398,303	1,314,686

	September 30, 2025	September 30, 2024
VAT payable	$1,311,578	$-
Income tax payable	3,108	-
Total	1,314,686	-

The balance as of September 30, 2025 primarily relates to value-added tax (“VAT”) associated with revenue recognized during the period for which the corresponding VAT invoices had not yet been issued as of the reporting date.

SCHEDULE OF INCOME TAX EXPENSE BENEFIT

Three months Ended December 31, 2025
Current income tax expense	$-
Deferred income tax expense	-
Total income tax expense	-

Reconciliation of Statutory Tax Benefit to Income Tax Expense
Tax benefit at statutory U.S. federal rate (21%)	$(4,083,176)
Effect of different tax rates applicable to subsidiaries	4,080
Effect of unrecognized deductible temporary differences	(3,675,545)
Effect of tax loss carryforwards	7,754,641
Income tax expense	$-

	Year Ended September 30, 2025	Year Ended September 30, 2024
Current income tax expense	$3,095	$-
Deferred income tax expense	-	-
Total income tax expense	3,095	-

Reconciliation of Statutory Tax Benefit to Income Tax Expense
Loss before income tax	$(4,887,460)	(8,972,735)
Tax benefit at statutory U.S. federal rate (21%)	(1,026,367)	(1,884,274)
Non-deductible expenses	159,559	-
Foreign rate differential	223,781	-
Change in valuation allowance	646,122	1,884,274
Income tax expense	$3,095	-

SCHEDULE OF ASSETS HELD FOR SALE
	September 30, 2025	September 30, 2024
Gross carrying amount	$-	$214,709
less: impairment charge	-	(203,973)
Net carrying amount	-	10,736

SCHEDULE OF GOODWILL

As of September 30, 2025 and 2024, goodwill consisted of the following:

	September 30, 2025	September 30, 2024
Goodwill recognized from acquisition	$1,859,184	$-
Less: impairment charge	(1,859,184)	-
Net goodwill	-	-

SCHEDULE OF BALANCE OF CONTRACT ASSETS

The following table summarizes the movements in contract liabilities during the periods presented:

	September 30, 2025	September 30, 2024
Balance at beginning of the year	$-	$-
Additions (customer advances / billings in advance)	105,653	-
Less: revenue recognized	-	-
Balance at end of year	105,653	-

SCHEDULE OF NET OPERATING TAX LOSSES CARRIED FORWARD

The tax losses of the Company expire over different time intervals depending on the local jurisdiction. As of September 30, 2025, total net operating tax losses carried forward of the Company, if not utilized, will expire as follows:

PRC:
Loss expiring for the year ending December 31, 2025	$14,696
Loss expiring for the year ending December 31, 2026	43,371
Loss expiring for the year ending December 31, 2027	2,100
Loss expiring for the year ending December 31, 2028	3,031
Thereafter	1,722,679
Total	1,785,877

USA:
Validity period - Unlimited	$82,506,757

Hong Kong:
Validity period - Unlimited	$19,149

Xilin Online Beijing Ecommerce Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Net Liabilities Acquired	Amount
Cash consideration	$-
Non-controlling interests	(19,374)
Loss on acquisition	(20,164)
Net liabilities acquired	(39,538)

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$2,031
Account receivable	8,908
Other current assets	63,701
Property and equipment, net	644
Accounts payable and accrued expenses	(77,789)
Contract liabilities	(12,810)
Other current liabilities	(24,223)
Net liabilities acquired	(39,538)

Shanghai Huomao Cultural Development Co., Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Net Liabilities Acquired	Amount
Cash consideration	$-
Non-controlling interests	(53)
Loss on acquisition	(45)
Net liabilities acquired	(98)

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$6,925
Account receivable	2,270
Accounts payable and accrued expenses	(2,091)
Other current liabilities	(7,202)
Net liabilities acquired	(98)

Shenzhen Zhimeng Qiyang Technology Co Ltd Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

Reconciliation of Consideration Transferred and Net Liabilities Acquired	Amount
Fair value of equity consideration	$856,743
Fair value of non-controlling interest	823,146
Less: net liabilities acquired	(179,182)
Goodwill recognized	1,859,071

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$2,671
Account receivable	5,421
Other current assets	653
Property and equipment	106
Intangible assets	2,723
Other current liabilities	(190,756)
Net liabilities acquired	(179,182)

Braincon Limited And Its Subsidiaries Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Consideration Transferred	Amount
Cash consideration	$100
Less: net liabilities acquired	(13)
Goodwill recognized	113

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$2
Other current liabilities	(15)
Net liabilities acquired	(13)

Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF CONVERTIBLE NOTES
	December 31, 2025	September 30, 2025
Beginning balance	$-	$1,063,624
Issuance of convertible notes	-	10,144,186
Fair value adjustment	-	-
Conversion to Common Stock	-	(11,207,810)
Ending balance	-	-

	September 30, 2025	September 30, 2024
Beginning balance	$1,063,624	$-
Issuance of convertible notes	10,144,186	1,620,000
Fair value adjustment	-	63,624
Conversion to common stock	(11,207,810)	(620,000)
Ending balance	-	1,063,624

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF CONVERTIBLE NOTES

	December 31, 2025	September 30, 2025
Beginning balance	$1,838,041	$319,220
Issuance of convertible notes	-	3,693,041
Fair value adjustment	-	-
Conversion to Common Stock	(1,838,041)	(2,174,220)
Ending balance	-	1,838,041

	September 30, 2025	September 30, 2024
Beginning balance	$319,220	$-
Issuance of convertible notes	3,693,041	300,000
Fair value adjustment	-	19,220
Conversion to common stock	(2,174,220)	-
Ending balance	1,838,041	319,220